UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from November 1, 2006 to November 30, 2006

                    Commission File Number of issuing entity:
                                  333-131211-15

GMACM HOME EQUITY LOAN TRUST 2006-HE5 (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

                    New York                              None
(State or other jurisdiction of incorporation or    (I.R.S. Employer
      organization of the issuing entity)           Identification No.)

      c/o GMAC Mortgage, LLC, as Servicer
                100 Witmer Road                        19044
               Horsham, PA 19044                    (Zip Code)
   (Address of principal executive offices of
                issuing entity)

                   (215) 682-1000 (Telephone number, including
                                   area code)

                                       N/A
           (Former name, former address, if changed since last report)

 Title of Class  Registered/reported pursuant to (check one)         Name of
                                                                    exchange
                                                                    (If Section
                                                                     12(b))
                     Section 12(b)  Section 12(g)  Section 15(d)
 Mortgage Pass
Through Certificates,
Series 2006-HE5,
in the classes
specified  herein      [___]       [___]             [ X ]           __________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

         The  response  to Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

         Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE5 (the "Notes") dated November 28, 2006, and related Prospectus dated November 28, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2006-HE5 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the
Prospectus: Class I-A-1, Class II-A-1 and Class II-A-2.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.


ITEM 8 - OTHER INFORMATION.

ITEM 9 - EXHIBITS

         (a) Documents filed as part of this report.

Exhibit 99.1      December 2006 Monthly Statement to Noteholders

         (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.1 Servicing Agreement, dated as of November 29, 2006, among GMAC Mortgage, LLC, as servicer, the GMACM Home Equity Loan Trust 2006-HE5, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14, 2006).

Exhibit 4.2 Trust Agreement, dated as of November 29, 2006, between Residential Asset Mortgage Products, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14,
                  2006).

Exhibit 4.3 Indenture, dated as of November 29, 2006, between the GMACM Home Equity Loan Trust 2006-HE5, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14, 2006).

Exhibit 10.1 Mortgage Loan Purchase Agreement, dated as of November 29, 2006, among GMAC Mortgage, LLC, as seller and servicer, Walnut Grove Mortgage Loan Trust 2003-A, as seller, Residential Asset Mortgage Products, Inc., as purchaser, GMACM Home Equity Loan Trust 2006-HE5, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee
                  (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14, 2006).

Exhibit 10.2 The Financial Guaranty Insurance Policy, dated as of November 29, 2006, Policy No. 06030127, issued by Financial Guaranty Insurance Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14, 2006).

Exhibit 10.3 Confirmation, dated as of November 29, 2006, between The Bank of New York Trust Company, N.A., not in its individual capacity but solely as Indenture Trustee, for the benefit of the GMACM Home Equity Loan Trust 2006-HE5, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on December 14, 2006).

Exhibit 99.1      December 2006 Monthly Statement to Noteholders

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  December 26, 2006



                      GMACM Home Equity Loan Trust 2006-HE5
                                            (Issuing entity)

                      By: GMAC Mortgage Corporation, as Servicer


                            By: /s/ Jeff Demshock
                           Name:   Jeff Demshock
                           Title:  Limited Signing Officer

                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS